Concentration Risks (Details) - Mainland China [Member]	12 Months Ended
	Dec. 31, 2018 USD ($) Institutions	Dec. 31, 2017 USD ($) Institutions	Dec. 31, 2016
Concentration Risk [Line Items]
Total cash, cash equivalents, restricted cash and restricted time deposits in currencies other than RMB | $	$ 0	$ 1,100,000
Number of financial institutions keeping cash and bank deposit | Institutions	19	23
Maximum percentage of total cash, cash equivalents, restricted cash and restricted time deposits held in any single institution	64.00%	50.00%
Revenues, Net [Member] | Product Concentration Risk [Member] | PC Game, TLBB [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	41.00%	34.00%	42.00%
Revenues, Net [Member] | Product Concentration Risk [Member] | Mobile Game, Legacy TLBB [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	21.00%	24.00%
Revenues, Net [Member] | Geographic Concentration Risk, Domestic [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	96.00%	97.00%	97.00%